Loans and financing - Changes in loans and financing (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Loans and financing
Previous balance	R$ 249,981	R$ 97,288
Funds from acquisition of subsidiaries	443	1,097
Additions of loans and financing	410	191,837
Financial charges	18,418	9,658
Financial charges paid	(16,896)	(9,048)
Payments of loans and financing	(42,174)	(40,851)
End balance	R$ 210,182	R$ 249,981